Stock Based Compensation - Summary of Activity Relative to RSU's (Detail) (RSUs [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, shares	137
Granted	71
Vested	(35)
Forfeited	(9)
Outstanding at end of period, shares	164
Outstanding at beginning of period, Weighted-Average Grant Date Fair Value	$ 22.53
Granted, Weighted-Average Grant Date Fair Value	$ 28.64
Vested, Weighted-Average Grant Date Fair Value	$ 22.57
Forfeited, Weighted-Average Grant Date Fair Value	$ 24.85
Outstanding at end of period, Weighted-Average Grant Date Fair Value	$ 25.04
Aggregate intrinsic Value	$ 4,839